Subversive Decarbonization ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2023

	Shares	Value
COMMON STOCKS - 98.97%
Building Products - 3.75%
A.O. Smith Corp.	327	$23,799

Electric Utilities - 3.26%
The Kansai Electric Power Co, Inc. (b)	1,653	20,683

Electrical Equipment - 17.60%
Array Technologies, Inc. (a)	1,144	25,854
Generac Holdings, Inc.	375	55,924
Sunrun, Inc. (a)	1,668	29,791
		111,569
Independent Power and Renewable Electricity Producers - 13.89%
Brookfield Renewable Partners LP (b)	784	23,120
ReNew Energy Global plc (a)(b)	7,469	40,930
Sunnova Energy International, Inc. (a)	1,313	24,041
		88,091
Machinery - 4.28%
Pentair plc (b)	420	27,132

Metals & Mining - 9.33%
Carpenter Technology Corp.	525	29,468
Global Atomic Corp. (a)(b)	13,198	29,689
		59,157
Multi-Utilities - 3.71%
Consolidated Edison, Inc.	260	23,504

Oil, Gas & Consumable Fuels - 13.33%
Cameco Corp. (b)	814	25,494
Denison Mines Corp. (a)(b)	23,136	28,920
Uranium Energy Corp. (a)	8,849	30,086
		84,500
Semiconductors & Semiconductor Equipment - 29.82%
Canadian Solar, Inc. (a)(b)	922	35,672
Enphase Energy, Inc. (a)	187	31,319
First Solar, Inc. (a)	135	25,662
Maxeon Solar Technologies Ltd. (a)(b)	1,234	34,750
ON Semiconductor Corp. (a)	248	23,456
SolarEdge Technologies, Inc. (a)	142	38,205
		189,064
Total Common Stocks
(Cost $598,762)		627,499

SHORT-TERM INVESTMENTS - 3.66%
Money Market Funds - 3.66%
First American Government Obligations Fund, Class X, 5.01% (c)	23,202	23,202
Total Short-Term Investments
(Cost $23,202)		23,202
Total Investments
(Cost $621,964) - 102.63%		650,701
Liabilities in Excess of Other Assets - (2.63)%		(16,670)
Net Assets - 100.00%		$634,031

plc - Public Limited Company
(a) Non-income producing security
(b) Foreign Security
(c) The rate quoted is the annualized seven-day effective yields as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Valuation –
The following is a summary of the Subversive Decarbonization ETF (the "Fund") pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset values ("NAV") is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy. Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values NAV. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Subversive Capital Advisor LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$627,499	$-	$-	$627,499
Short-Term Investments	23,202	-	-	23,202
Total	$650,701	$-	$-	$650,701

As of the period ended June 30, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.